Consolidated Statements of Changes In Equity - RUB (₽) ₽ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Equity settled employee benefits reserves [member]	Other capital reserves [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2018	₽ 3,394	₽ 4	₽ 15,484		₽ 366		₽ (12,460)
Loss for the period	(19,363)						(19,363)
Other comprehensive income	0
Total comprehensive income	(19,363)						(19,363)
Issue of ordinary shares, net of transaction costs	16,556	2	16,554		0
Issue of shares upon exercise of share-based awards			15		(15)
Share-based compensation expense	190				190
Convertible loans	40					₽ 1,043	(1,003)
Ending Balance at Dec. 31, 2019	817	6	32,053	₽ 0	541	1,043	(32,826)
Loss for the period	(22,264)						(22,264)
Other comprehensive income	0
Total comprehensive income	(22,264)						(22,264)
Issue of ordinary shares, net of transaction costs	101,358	5	101,353
Issue of shares upon exercise of share-based awards			33		(33)
Share-based compensation expense	644				644
Convertible loans	(1,298)					(1,043)	(255)
Ending Balance at Dec. 31, 2020	79,257	11	133,439		1,152		(55,345)
Loss for the period	(56,779)						(56,779)
Other comprehensive income	(3)					(3)
Total comprehensive income	(56,782)					(3)	(56,779)
Issue of shares upon exercise of share-based awards	313		1,485		(1,172)
Issue of shares to employee benefit trust		1		(1)
Share-based compensation expense	7,820				7,820
Ending Balance at Dec. 31, 2021	₽ 30,608	₽ 12	₽ 134,924	₽ (1)	₽ 7,800	₽ (3)	₽ (112,124)